Income taxes	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Income taxes

25. Income taxes

The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2019	2018	2017
Domestic	$(2,742)	$(4,439)	$(5,342)
Foreign	133,894	106,306	60,635

Profit before income taxes	$131,152	$101,867	$55,293

The Company’s income tax expense consists of the following:

	Year ended March 31,
	2019	2018	2017
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	27,526	24,494	25,785

	27,526	24,494	25,785

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(1,807)	(9,063)	(8,255)

	(1,807)	(9,063)	(8,255)

Income tax expense	$25,719	$15,431	$17,530

Domestic taxes are Nil as the Company is subject to income tax in Jersey, Channel Islands at a rate of 0%. Foreign taxes are based on applicable tax rates in each subsidiary’s jurisdiction.

On July 27, 2017, National Company Law Tribunal in India approved the scheme of amalgamation of Value Edge Research Services Limited (“Value Edge”) and WNS Global Services Private Limited (“WNS India”), pursuant to which, Value Edge was merged with and into WNS India. The merger resulted in the creation of a tax base of goodwill and certain other identifiable intangible assets in the financial statements of WNS India. WNS India is entitled to claim a tax benefit for amortization of goodwill and intangible assets in its future tax returns. The Company had previously recorded a deferred tax liability for the temporary differences between the tax base of identifiable intangible assets and its carrying amount in the Company’s consolidated financial statements upon the acquisition of Value Edge. As a result, the carrying value of such liability as at the effective date of the scheme of amalgamation, amounting to $1,686, was derecognized during the year ended March 31, 2018.

The Company in fiscal 2012 started operations in delivery centers in Pune, Mumbai and Chennai, India registered under the SEZ scheme. These operations are eligible for a 50% income tax exemption from fiscal 2017 to fiscal 2026. During fiscal 2015, the Company started operations in new delivery centers in Gurgaon and Pune, India registered under the SEZ scheme. These operations are eligible for a 100% income tax exemption until fiscal 2019, and a 50% income tax exemption from fiscal 2020 to fiscal 2029. During fiscal 2018, the Company started operations in new delivery centers in Pune and Gurgaon, India registered under the SEZ scheme that are eligible for a 100% income tax exemption until fiscal 2022, and a 50% income tax exemption from fiscal 2023 to fiscal 2032. During fiscal 2019, the Company started operations in new delivery centers in Noida and Pune, India registered under the SEZ scheme that are eligible for a 100% income tax exemption until fiscal 2023 and are eligible for a 50% income tax exemption from fiscal 2024 to 2033. The Government of India pursuant to the Indian Finance Act, 2011 has also levied a minimum alternate tax on the book profits earned by the SEZ units at the prevailing rate which is currently 21.55%. The Company’s operations in Costa Rica are eligible for a 50% income tax exemption from fiscal 2018 to fiscal 2021. From fiscal 2016 until fiscal 2019, the Company started operations in delivery centers in the Philippines which are eligible for various tax exemption benefits expiring between 2020 and 2023. The Government of Sri Lanka exempted the profits earned from export revenue from tax, which enabled the Company’s Sri Lankan subsidiary to claim a tax exemption until fiscal 2018 to be taxed at 14% on net basis with effect from April 1, 2018.

The Tax Cuts and Jobs Act of 2017 was enacted on December 22, 2017 with an effective date of January 1, 2018. The reduction in the corporate tax rate from 35% to 21% has an impact on the various current and deferred tax items recorded by the Company’s subsidiaries. The Company had recorded a provisional amount of $5,212 for the effects of the change in law in its financial results for the year ended March 31, 2018, with the amount to be updated during the measurement period as additional information was obtained, prepared and analyzed. During fiscal 2019, the Company analyzed the impacts of the effects of the change in law on its financial results and has recorded a final one-time tax benefit of $414, primarily resulting from the adjustments to its deferred tax balances arising from business combinations, share-based compensation, losses and accruals and transition tax, thereby reducing the effective tax rate by 0.3% for fiscal 2019.

If the income tax exemptions described above were not available, the additional income tax expense at the respective statutory rates in India, Sri Lanka and Philippines would have been approximately $15,743, $9,368 and $5,171 for the years ended March 31, 2019, 2018 and 2017, respectively. Such additional tax would have decreased the basic and diluted earnings per share for the year ended March 31, 2019 by $0.31 and $0.30, respectively ($0.19 and $0.18, respectively for the year ended March 31, 2018 and $0.10 and $0.10, respectively, for the year ended March 31, 2017).

Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2019	2018	2017
Current taxes:
Excess tax deductions related to share-based payments	(1,260)	(685)	(270)

	$(1,260)	$(685)	$(270)

Deferred taxes:
Excess tax deductions related to share-based payments	46	(1,135)	715

	$46	$(1,135)	$715

Total income tax recognized directly in equity	$(1,214)	$(1,820)	$445

Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2019	2018	2017
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	1,877	(9,409)	6,921
Pension liability	(939)	—	—

Total income tax recognized directly in other comprehensive income	$938	$(9,409)	$6,921

The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2019	2018	2017
Profit before income taxes	$131,152	$101,867	$55,293
Income tax expense at tax rates applicable to individual entities	41,264	32,702	21,765
Effect of:
Items not deductible for tax	544	221	455
Exempt income	(16,024)	(11,250)	(7,706)
Non tax deductible goodwill impairment		—	4,335
(Gain)/loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	138	324	(105)
Recognition of unutilized tax benefits / Unrecognized losses utilized	(841)	—	(1,220)
Temporary difference that will reverse during tax holiday period	614	22	1,580
Change in tax rate and law	(401)	(5,685)	78
Provision for uncertain tax position	—	—	(1,499)
State taxes	620	317	14
Due to acquisitions and merger	—	(1,686)	—
One time tax on undistributed earnings	—	266	—
Others, net	(195)	200	(167)

Income tax expense	$25,719	$15,431	$17,530

Deferred taxes for the year ended March 31, 2019 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 15 & IFRS 9	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing Balance
Deferred tax assets:
Property and equipment	$7,291	$—	$321	$—	$—	$(539)	$7,073
Net operating loss carry forward	2,879	—	(1,559)	—	—	(33)	1,287
Accruals deductible on actual payment	7,424	(1,783)	1,214	—	939	(436)	7,358
Share-based compensation expense	12,770	—	1,980	(46)	—	(584)	14,120
Minimum alternate tax	420	—	153	—	—	(21)	552
Others	328	3	174	—	—	(23)	482

Total deferred tax assets	$31,112	$(1,780)	$2,283	$(46)	$939	$(1,636)	$30,872

Deferred tax liabilities:
Intangibles	12,662		(573)	—	—	94	12,183
Unrealized gain/(loss) on cash flow hedging and investments	1,759	—	46	—	1,877	(143)	3,539
Others	1,108	—	1,003	—	—	(27)	2,084

Total deferred tax liabilities	$15,529	$—	$476	$—	$1,877	$(76)	$17,806

Net deferred tax assets/(liabilities)	$15,583	$(1,780)	$1,807	$(46)	$(938)	$(1,560)	$13,066

Deferred taxes for the year ended March 31, 2018 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income		Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,648	$(11)	$1,623	$—		$—	$31	$7,291
Net operating loss carry forward	5,722	—	(2,950)	—		—	107	2,879
Accruals deductible on actual payment	5,641	—	1,661	—		—	122	7,424
Share-based compensation expense	12,264	—	(702)	1,135		—	73	12,770
Minimum alternate tax	167	—	257	—		—	(4)	420
Others	975	—	(661)	—		—	14	328

Total deferred tax assets	$30,417	$(11)	$(772)	$1,135	$		$343	$31,112

Deferred tax liabilities:
Intangibles	21,123	6	(8,555)	—		—	88	12,662
Unrealized gain/(loss) on cash flow hedging and investments	12,294	—	(1,280)	—		(9,409)	154	1,759
Others	1,113			—		—	(5)	1,108

Total deferred tax liabilities	$34,530	$6	$(9,835)	$—		$(9,409)	$237	$15,529

Net deferred tax assets/(liabilities)	$(4,113)	$(17)	$9,063	$1,135		$9,409	$106	$15,583

Deferred taxes for the year ended March 31, 2017 arising from temporary differences and unused tax losses can be summarized below:

	Opening balance	Additions due to acquisition during the year	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income		Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,512	$(873)	$932	$—		$—	$77	$5,648
Net operating loss carry forward	3,684	—	2,026	—		—	12	5,722
Accruals deductible on actual payment	5,352	70	(1)	—		—	220	5,641
Share-based compensation expense	11,008	—	1,781	(715)		—	190	12,264
Minimum alternate tax	68	—	96	—		—	3	167
Others	362	—	679	—		—	(66)	975

Total deferred tax assets	$25,986	$(803)	$5,513	$(715)	$		$436	$30,417

Deferred tax liabilities:
Intangibles	(712)	24,577	(2,769)	—		—	27	21,123
Unrealized gain/(loss) on cash flow hedging and investments	4,857	—	27	—		6,921	489	12,294
Others	1,108	—		—		—	5	1,113

Total deferred tax liabilities	$5,253	$24,577	$(2,742)	$—		$6,921	$521	$34,530

Net deferred tax assets/(liabilities)	$20,733	$(25,380)	$8,255	$(715)		$(6,921)	$(85)	$(4,113)

Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2019	March 31, 2018
Deferred tax assets	23,772	27,395
Deferred tax liabilities	(10,706)	(11,812)

Net deferred tax assets	$13,066	$15,583

There are unused tax losses amounting to $18,270 as at March 31, 2019 for which no deferred tax asset has been recognized as these losses relate to a tax jurisdiction where the group entity has had past losses and there is no conclusive evidence to support the view that sufficient taxable profit will be generated by such group entity in the future to offset such losses. The expiry dates of the tax benefit for these losses depend on the local tax laws of the jurisdiction and, if not utilized, would expire on various dates starting from financial year 2020 to 2026. However, in the US and New Zealand there is no expiry period for the unused tax losses.

Deferred income tax liabilities on earnings of the Company’s subsidiaries have not been provided as such earnings are deemed to be permanently reinvested in the business and the Company is able to control the timing of the reversals of temporary differences associated with these investments. Accordingly, temporary difference on which deferred tax liability has not been recognized amounts to $617,038, $494,571 and $401,857 as at March 31, 2019, 2018 and 2017, respectively.

From time to time, the Company receives orders of assessment from the Indian tax authorities assessing additional taxable income on the Company and/or its subsidiaries in connection with their review of their tax returns. The Company currently has orders of assessment outstanding for various years through fiscal 2015, which assess additional taxable income that could in the aggregate give rise to an estimated $31,796 (March 31, 2018: $43,583) in additional taxes, including interest of $10,926 (March 31, 2018: $17,234). These orders of assessment allege that the transfer prices the Company applied to certain of the international transactions between WNS Global and its other wholly-owned subsidiaries were not on arm’s length terms, disallow a tax holiday benefit claimed by the Company, deny the set off of brought forward business losses and unabsorbed depreciation and disallow certain expenses claimed as tax deductible by WNS Global. The Company has appealed against these orders of assessment before higher appellate authorities.

In addition, the Company has orders of assessment pertaining to similar issues that have been decided in favor of the Company by appellate authorities, vacating the tax demands of $55,135 (March 31, 2018: $45,002) in additional taxes, including interest of $18,413 (March 31, 2018: $13,897). The income tax authorities have filed or may file appeals against these orders at higher appellate authorities.

Uncertain tax positions are reflected at the amount likely to be paid to the taxation authorities. A liability is recognized in connection with each item that is not probable of being sustained on examination by taxing authority. The liability is measured using single best estimate of the most likely outcome for each position taken in the tax return. Thus, the provision would be the aggregate liability in connection with all uncertain tax positions. As of March 31, 2019, the Company has provided a tax reserve of $11,658 (March 31, 2018: $12,370) primarily on account of the Indian tax authorities’ denying the set off of brought forward business losses and unabsorbed depreciation.

As at March 31, 2019, corporate tax returns for years ended March 31, 2016 and onward remain subject to examination by tax authorities in India.

Based on the facts of these cases, the nature of the tax authorities’ disallowances and the orders from appellate authorities deciding similar issues in favor of the Company in respect of assessment orders for earlier fiscal years and after consultation with the Company’s external tax advisors, the Company believes these orders are unlikely to be sustained at the higher appellate authorities. The Company has deposited $12,644 (March 31, 2018: $13,416) of the disputed amounts with the tax authorities and may be required to deposit the remaining portion of the disputed amounts with the tax authorities pending final resolution of the respective matters.

Others

On March 21, 2009, the Company received an assessment order from the Indian service tax authority, demanding payment of $5,034 of service tax and related penalty for the period from March 1, 2003 to January 31, 2005. The assessment order alleges that service tax is payable in India on BPM services provided by the Company to clients based abroad as the export proceeds are repatriated outside India by the Company. In response to the appeal filed by the Company with the appellate tribunal against the assessment order in April 2009, the appellate tribunal has remanded the matter back to lower tax authorities to be adjudicated afresh. After consultation with Indian tax advisors, the Company believes this order of assessment is more likely than not to be upheld in favor of the Company. The Company intends to continue to vigorously dispute the assessment.